Taxation - Summary of Net Deferred Tax Asset (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Major components of tax expense (income) [abstract]
Deferred tax assets	£ 6,520	£ 6,757
Deferred tax liabilities	(291)	(382)
Total	£ 6,229	£ 6,375	£ 5,738